Calvert Equity Fund
Calvert Equity Fund
Investment Objective
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 67 of this Prospectus and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert Equity Fund	Class A		Class C		Class I	Class R6
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%		none		none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Applies to redemptions of Class C shares within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert Equity Fund		Class A	Class C	Class I	Class R6
Management fees	[1]	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[2]	0.22%	0.24%	0.10%	0.10%
Acquired fund fees and expenses		0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.11%	1.88%	0.74%	0.74%
Less fee waiver and/or expense reimbursement	[3]	(0.02%)	(0.04%)	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.09%	1.84%	0.72%	0.72%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the fiscal year ended September 30, 2016.
[2]	Estimated for Class R6.
[3]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.07% for Class A shares, 1.82% for Class C shares, 0.70% for Class I shares and 0.70% for Class R6 shares. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I and Class R6 shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	581	809	1,056	1,761
Class C	287	587	1,012	2,198
Class I	7,354	23,452	40,951	91,652
Class R6	7,354	23,452	40,951	91,652

Expense Example, No Redemption - Calvert Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	581	809	1,056	1,761
Class C	187	587	1,012	2,198
Class I	7,354	23,452	40,951	91,652
Class R6	7,354	23,452	40,951	91,652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000® Index at the time of investment. As of December 31, 2016, the market capitalization of the Russell 1000® Index companies ranged from $643 million to $618 billion with a weighted average level of $135.5 billion. The Fund may invest in publicly-traded real estate investment trusts (“REITs”).

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Sub-Adviser looks for established companies with a history of steady earnings growth. The Sub-Adviser selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff. CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments, such as REITs, are subject to special risks, including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. REITs are subject to the special risks associated with investing in the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication how the Fund will perform in the future.

Effective December 31, 2016, CRM became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.  Performance for all periods has been calculated by CRM, the Fund’s current administrator, in accordance with applicable requirements.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 17.97% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert Equity Fund	Label	One Year	Five Years	Ten Years	Inception Date
Class A	Return Before Taxes	(2.55%)	11.06%	6.24%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.88%)	8.73%	4.82%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Class A Shares	0.52%	8.75%	4.96%
Class C	Return Before Taxes	0.63%	11.32%	5.95%
Class I	Return Before Taxes	2.70%	12.69%	7.31%
Class R6	Return Before Taxes	2.70%	12.69%	7.31%	Oct. 03, 2017
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.48%	8.33%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Performance results for Class R6 prior to October 3, 2017 (the Class R6 share’s inception date) reflect the performance of Class I without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.